Other Operating Expenses (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure Of Other Operating Expense [Abstract]
Summary of Other Operating Expenses

	For the year ended March 31
Particulars	2023	2024	2025
Payment gateway and other charges	57,847	69,415	82,509
Outsourcing expenses	23,338	27,268	32,812
Website hosting charges	20,558	24,215	26,646
Travelling and conveyance	2,894	3,776	4,536
Communication	5,459	6,599	4,801
Technology and maintenance	5,605	7,411	8,252
Distribution costs#	—	40,045	51,927
Legal and professional	6,086	5,120	5,988
Impairment provision for non-financial assets (refer note 24)	—	10,047	—
Intangible assets written off	—	982	1,481
Miscellaneous expenses	11,911	9,955	12,953
Total	133,698	204,833	231,905

# With effect from April 1, 2023, the Group has classified distribution costs as a component of “other operating expenses” from a component of “service cost”, which is in line with the manner in which the Company reviews its business performance and manage its operations. Corresponding previous years amounts have not been reclassified as the impact is considered to be immaterial.